PROSPECTUS
                                       NOVEMBER 30, 1996   , as
                                       revised MAY 30, 1997


THE GEORGE PUTNAM FUND OF BOSTON
CLASS A, B AND M SHARES
INVESTMENT STRATEGY:  GROWTH AND INCOME

This prospectus explains concisely what you should know before investing in The George Putnam Fund of Boston (the "fund"). Please read it carefully and keep it for future reference. You can find more detailed information in the November 30, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has
been filed with the Securities and Exchange Commission    (the
"Commission")     and is incorporated into this prospectus by
reference.     The Commission maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


                          BOSTON * LONDON * TOKYO

ABOUT THE FUND

EXPENSES SUMMARY
       .....................................   ..................
 ........
This section describes the sales charges, management fees, and annual operating expenses that apply to the fund's various classes of shares. Use it to help you estimate the impact of transaction costs on your investment over time.

FINANCIAL HIGHLIGHTS
       .............................   ..........................
 ........
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

OBJECTIVE
       .......................   ................................
 ........
Read this section to make sure the fund's objective is consistent with your own.

HOW THE FUND PURSUES ITS OBJECTIVE
       .......................   ................................
 ........
This section explains in detail how the fund seeks its investment objective.

    RISK FACTORS
   ..........................................................
        All investments entail some risk.  Read this section to
make       sure you understand the risks that are associated with
an          investment in the fund.

HOW PERFORMANCE IS SHOWN
 .   .............................................................

This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

HOW THE FUND IS MANAGED
 .   .............................................................

Consult this section for information about the fund's management, allocation of its expenses, and how purchases and sales of securities are made.

ORGANIZATION AND HISTORY
 .   .............................................................

In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS
 .   .............................................................

Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

HOW TO BUY SHARES
 .   .............................................................

This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

DISTRIBUTION PLANS
 .   .............................................................

This section tells you what distribution fees are charged against each class of shares.

HOW TO SELL SHARES
 .   .............................................................

In this section you can learn how to sell fund shares directly to the fund or through an investment dealer.

HOW TO EXCHANGE SHARES
 .   .............................................................

Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

HOW THE FUND VALUES ITS SHARES
 .   .............................................................

This section explains how the fund determines the value of its shares.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION
 .   .............................................................

This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.

Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX

Securities ratings

ABOUT THE FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 CLASS A                CLASS B       CLASS M
 SHARES                 SHARES        SHARES
SHAREHOLDER TRANSACTION
EXPENSES

Maximum sales charge
 imposed on purchases
 (as a percentage of
 offering price)         5.75%         NONE*         3.50%*


Deferred sales charge            5.0% in the first
 (as a percentage                 year, declining
 of the lower of                  to 1.0% in the
 original purchase                sixth year, and
 price or redemption                eliminated
 proceeds)              NONE**      thereafter        NONE

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                       Total fund
                 Management     12b-1       Other      operating
fees                   fees  expenses    expenses
                 ----------     -----    --------      ---------

Class A               0.55%     0.25%       0.34%          1.14%
Class B               0.55%     1.00%       0.35%          1.90%
Class M               0.55%     0.75%       0.39%          1.69%

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses. The annual management fees shown in the table have been restated to reflect an increase in the management fees payable to Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"). Actual management fees were 0.36% for all classes of shares and total fund operating expenses were 0.95%, 1.71% and 1.50% for class A, B and M shares, respectively.

EXAMPLES

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

    1                        3        5        10
  year                     years    years     years

CLASS A                     $68      $92      $117      $188
CLASS B                     $69      $90      $123      $202***
CLASS B (NO REDEMPTION)     $19      $60      $103      $202***
CLASS M                     $52      $86      $124      $228

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -
    Class A shares."

***      Reflects conversion of class B shares to class A shares
         (which pay lower ongoing expenses) approximately eight years after purchase. See "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A, B and M shares. This information has been derived from the fund's financial statements, which have been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in the fund's annual report to shareholders for the 1996 fiscal year are incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                  DECEMBER 1, 1994
                                        YEAR                         (COMMENCEMENT
                                       ENDED                        OF OPERATIONS)
                                     JULY 31               TO JULY 31                                YEAR ENDED JULY 31
                                        1996                     1995         1996        1995         1994        1993
                                                  CLASS M                              CLASS B

NET ASSET VALUE, BEGINNING
OF PERIOD                             $14.84                   $12.77       $14.83      $13.46       $14.19      $14.22

INVESTMENT OPERATIONS:
NET INVESTMENT INCOME                    .55                      .31          .51         .52          .50         .56

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS              1.50                     2.03         1.50        1.63        (.12)         .48

TOTAL FROM INVESTMENT OPERATIONS        2.05                     2.34         2.01        2.15          .38        1.04

LESS DISTRIBUTIONS FROM:
NET INVESTMENT INCOME                  (.52)                    (.27)        (.47)       (.46)        (.49)       (.59)

NET REALIZED GAIN
ON INVESTMENTS                         (.63)                       --        (.63)       (.32)        (.62)       (.48)

TOTAL DISTRIBUTIONS                   (1.15)                    (.27)       (1.10)       (.78)       (1.11)      (1.07)

NET ASSET VALUE, END OF PERIOD        $15.74                   $14.84       $15.74      $14.83       $13.46      $14.19

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(A)                 14.26                 18.52(C)        13.97       16.87         2.70        7.87

NET ASSETS, END OF PERIOD
(IN THOUSANDS)                       $49,541                   $8,164     $435,278    $224,166     $151,327     $81,983

RATIO OF EXPENSES TO
AVERAGE NET ASSETS (%)(B)               1.50                   .93(C)         1.71        1.66         1.71        1.66

RATIO OF NET INVESTMENT
INCOME TO AVERAGE
NET ASSETS (%)                          3.50                  2.53(C)         3.31        3.81         3.39        3.43

PORTFOLIO TURNOVER (%)                119.44                   102.57       119.44      102.57       100.69       89.22

(A) TOTAL INVESTMENT RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(B) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED JULY 31, 1996 INCLUDES AMOUNTS PAID THROUGH BROKERAGE
SERVICE
    AND EXPENSE OFFSET ARRANGEMENTS.  PRIOR PERIOD RATIOS EXCLUDE THESE AMOUNTS.
(C) NOT ANNUALIZED.
(D) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES
OUTSTANDING DURING
    THE PERIOD.


FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                          APRIL 27, 1992
                           (COMMENCEMENT
                          OF OPERATIONS)
                              TO JULY 31                      YEAR ENDED JULY 31
                                    1992      1996      1995      1994      1993      1992      1991
                                                                         CLASS B                       CLASS A
NET ASSET VALUE, BEGINNING
OF PERIOD                         $13.73    $14.90    $13.52    $14.24    $14.24    $13.52    $13.39

INVESTMENT OPERATIONS:
NET INVESTMENT INCOME             .13(D)       .63       .63       .59       .62       .64       .69

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS           .53      1.50      1.63     (.11)       .52      1.12       .64

TOTAL FROM INVESTMENT OPERATIONS     .66      2.13      2.26       .48      1.14      1.76      1.33

LESS DISTRIBUTIONS FROM:
NET INVESTMENT INCOME              (.17)     (.58)     (.56)     (.58)     (.66)     (.68)     (.68)

NET REALIZED GAIN
ON INVESTMENTS                        --     (.63)     (.32)     (.62)     (.48)     (.36)     (.52)

TOTAL DISTRIBUTIONS                (.17)    (1.21)     (.88)    (1.20)    (1.14)    (1.04)    (1.20)

NET ASSET VALUE, END OF PERIOD    $14.22    $15.82    $14.90    $13.52    $14.24    $14.24    $13.52

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (A)          4.99(C)     14.75     17.73      3.46      8.64     13.68     11.28

NET ASSETS, END OF PERIOD
(IN THOUSANDS)                $11,946            $1,515,260 $1,036,674  $913,171  $772,540  $622,129  $479,287

RATIO OF EXPENSES TO
AVERAGE NET ASSETS (%)(B)         .55(C)       .95       .91       .95       .90      1.06       .94

RATIO OF NET INVESTMENT
INCOME TO AVERAGE
NET ASSETS (%)                    .84(C)      4.07      4.58      4.15      4.34      4.62      5.42

PORTFOLIO TURNOVER (%)             78.90    119.44    102.57    100.69     89.22     78.90     64.98

/TABLE

FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             SEVEN
                                    YEAR    MONTHS
                                   ENDED     ENDED
                                 JULY 31   JULY 31          YEAR ENDED DECEMBER 31
                                    1990      1989      1988       1987
                                                                  CLASS A
NET ASSET VALUE, BEGINNING
OF PERIOD                         $14.32    $12.32    $11.91      $14.66

INVESTMENT OPERATIONS:
NET INVESTMENT INCOME                .75       .45       .73        .71

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS           .02      1.88       .68       (.03)

TOTAL FROM INVESTMENT OPERATIONS     .77      2.33      1.41        .68

LESS DISTRIBUTIONS FROM:
NET INVESTMENT INCOME              (.82)     (.33)     (.72)       (.80)

NET REALIZED GAIN
ON INVESTMENTS                     (.88)        --     (.28)      (2.63)

TOTAL DISTRIBUTIONS               (1.70)     (.33)    (1.00)      (3.43)

NET ASSET VALUE, END OF PERIOD    $13.39    $14.32    $12.32      $11.91

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(A)              5.86  19.21(C)     12.10       3.72

NET ASSETS, END OF PERIOD
(IN THOUSANDS)                  $442,964  $430,568  $387,186     $384,213

RATIO OF EXPENSES TO
AVERAGE NET ASSETS (%)(B)            .84    .48(C)       .73        .71

RATIO OF NET INVESTMENT
INCOME TO AVERAGE
NET ASSETS (%)                      5.52   3.41(C)      5.82       4.86

PORTFOLIO TURNOVER (%)             70.54  52.82(C)    139.28      129.94
        OBJECTIVE

THE GEORGE PUTNAM FUND OF BOSTON SEEKS TO PROVIDE A BALANCED INVESTMENT COMPOSED OF A WELL-DIVERSIFIED PORTFOLIO OF STOCKS AND BONDS WHICH WILL PRODUCE BOTH CAPITAL GROWTH AND CURRENT INCOME. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

BASIC INVESTMENT STRATEGY

IN SEEKING ITS OBJECTIVE, THE FUND MAY INVEST IN ALMOST ANY TYPE OF SECURITY OR NEGOTIABLE INSTRUMENT, INCLUDING CASH OR MONEY MARKET INSTRUMENTS. The fund's portfolio will include some securities selected primarily to provide for capital protection, others selected for dependable income and still others for growth in value. The proportion invested in each type of security is not fixed, although ordinarily no more than 75% of the fund's assets consist of common stocks and that portion of convertible securities attributable to conversion rights. The fund may, however, at times invest more than 75% of its assets in such securities if Putnam Management determines that unusual market or economic conditions make it appropriate to do so.

ALTERNATIVE INVESTMENT STRATEGIES

At times Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times Putnam Management may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, the fund may concentrate its investments in debt securities, preferred stocks, cash or money market instruments or invest in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies will be used.

FOREIGN INVESTMENTS

The fund may invest         in securities    of foreign issuers
that are not actively     traded in    U.S.     markets.
   These     foreign    investments involve certain special risks
described below.

Foreign     securities are normally denominated and traded in
foreign currencies   .  As a result    , the    value     of the
fund's    foreign investments and the value of its shares     may
be affected favorably or unfavorably by    changes in
currency exchange rates    relative to the U.S. dollar.
         The fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

   Investments in foreign securities may subject the fund to other risks as well. For example, there may be less
information    publicly available about a foreign issuer than
about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The
securities of some             foreign    issuers are less liquid
and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the
recovery     of the fund's    assets held abroad) and expenses
not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above are typically increased in connection with investments in less developed and developing nations, which are sometimes referred to as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets, although the fund's investments in foreign securities may exceed this
amount     from time to time.     Certain of the foregoing risks
may also apply to some extent to securities of U.S. issuers that
are denominated in             foreign    currencies or that are
traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

For more information about foreign securities     and the risks
        associated with    investment in such securities, see
the SAI.

PORTFOLIO TURNOVER

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

RISK FACTORS

INVESTMENTS IN FIXED-INCOME SECURITIES. The fund may invest in both higher-rated and lower-rated fixed-income securities. The values of fixed-income securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fund's fixed-income securities. Conversely, during periods of rising interest rates, the value of the fund's fixed-income securities will generally decline. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

    Changes by recognized rating services in their ratings of
   a     fixed-income security and    changes     in the ability
of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from such securities, but will affect the fund's net asset value.


   INVESTORS SHOULD CONSIDER CAREFULLY THEIR ABILITY TO ASSUME
THE RISKS OF OWNING SHARES OF A MUTUAL FUND THAT MAY INVEST
IN     SECURITIES    IN THE LOWER RATING CATEGORIES    .

The fund will invest in securities rated at         least B by
   a nationally recognized securities rating agency, such as
Standard & Poor's ("S&P") or     Moody's Investors Service, Inc.
("Moody's")    , or     unrated securities    that     Putnam
Management determines are of comparable quality.     The
foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any
agency.      Securities rated B    (and comparable unrated
securities)     are predominantly speculative and have large
uncertainties or major risk exposures to adverse conditions.
Securities rated lower than Baa    or BBB (and     comparable
   unrated securities)     are sometimes referred to as "junk
bonds." The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are
   included     in the    appendix     to this prospectus.

The table below shows the percentages of    fund     assets
invested during fiscal 1996 in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to
comparable rating categories by    another rating agency    , and
in unrated securities determined by Putnam Management to be of comparable quality.

                                          UNRATED SECURITIES
                   RATED SECURITIES,    OF COMPARABLE QUALITY,
                   AS PERCENTAGE OF        AS PERCENTAGE OF
RATING                 NET ASSETS              NET ASSETS

"AAA"                   23.65%                   0.14%
"AA"                     1.54%                    --
"A"                      1.88%                   0.08%
"BBB"                    3.55%                   0.11%
"BB"                     2.63%                   0.51%
"B"                      2.38%                    --
"CCC"                    0.08%                    --
                        ------                   -----
Total                   35.71%                   0.84%
                       =======                   =====

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When the fund invests in securities in the lower rating categories, the achievement of its goals is more dependent on Putnam Management's ability than would be the case if it were investing in securities in the higher rating categories.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.
However, Putnam Management will    monitor the investment to
determine     whether    continued investment in the     security
   will assist in meeting the fund's investment objective.

At times, a substantial portion of fund assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam Management believes it advisable to do so or the fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

In order to enforce its rights in the event of a default of these securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect its net asset value.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are also subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.

Even though such bonds do not pay current interest in cash, the fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities share some of the risk factors discussed above with respect to lower-rated securities.

FOR ADDITIONAL INFORMATION CONCERNING THE RISKS ASSOCIATED WITH
INVESTING IN SECURITIES IN THE LOWER RATING CATEGORIES, SEE THE
SAI.
FUTURES AND OPTIONS

THE FUND MAY BUY AND SELL STOCK INDEX FUTURES CONTRACTS. An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index future transaction, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, the fund may buy and sell call and put options on index futures or stock indexes. The fund may engage in index futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.

THE USE OF INDEX FUTURES AND RELATED OPTIONS INVOLVES CERTAIN
SPECIAL RISKS.  FUTURES AND OPTIONS TRANSACTIONS INVOLVE COSTS
AND MAY RESULT IN LOSSES.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by the fund, of the underlying stock index and, in the case of hedging transactions, of the securities that are the subject of the hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index future or option at any particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

A MORE DETAILED EXPLANATION OF INDEX FUTURES AND OPTIONS
TRANSACTIONS, INCLUDING THE RISKS ASSOCIATED WITH THEM, IS
INCLUDED IN THE SAI.

OTHER INVESTMENT PRACTICES

THE FUND MAY ALSO ENGAGE IN THE FOLLOWING INVESTMENT PRACTICES,
EACH OF WHICH INVOLVES CERTAIN SPECIAL RISKS.  THE SAI CONTAINS
MORE DETAILED INFORMATION ABOUT THESE PRACTICES, INCLUDING
LIMITATIONS DESIGNED TO REDUCE THESE RISKS.

OPTIONS. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options, including combinations of put and call options on the same underlying security. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS. The fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements without limit. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the fund if the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

DIVERSIFICATION

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

DERIVATIVES

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP TO LIMIT INVESTMENT RISKS FOR THE FUND'S SHAREHOLDERS. These restrictions prohibit the fund from acquiring, with respect to 75% of its total assets, more than 10% of the voting securities of any one issuer.* They also prohibit the fund from investing more than:

(a) (with respect to 75% of its total assets) 5% of its total assets in securities of any one issuer other than the U.S.
government;*

(b) 25% of its total assets in any one industry (other than securities of the U.S. government, its agencies or instrumentalities);* or

   (c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental policies. See the SAI for the full text of these policies and other fundamental policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.



HOW PERFORMANCE IS SHOWN

FUND ADVERTISEMENTS MAY, FROM TIME TO TIME, INCLUDE PERFORMANCE INFORMATION. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares, but does not reflect any contingent deferred sales charge in the case of class B shares.


"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

ALL DATA ARE BASED ON PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUND IS MANAGED

THE TRUSTEES ARE RESPONSIBLE FOR GENERALLY OVERSEEING THE CONDUCT OF FUND BUSINESS. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays Putnam Management a quarterly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                          Business experience
    Year                  (at least 5 years)
    ----                  ----------------------------

Edward P. Bousa                     Employed as an investment
Senior Vice President     1994      professional by Putnam
                          Management since October,
                          1992.          Prior to October,
                                         1992, Mr. Bousa was Vice
                                         President and Portfolio
                                         Manager at Fidelity
                                         Investments.

   Robert M. Paine                  Employed as an investment
Senior Vice President
   1996                   professional by Putnam
                          Management since
   1987.

   Kenneth J. Taubes                Employed as an investment
Senior Vice President
   1993                   professional by Putnam
                          Management since
   1991    .


The fund pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

The George Putnam Fund of Boston is a Massachusetts business trust organized on November 1, 1937. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest, $1.00 par value, which may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only class A, B and M shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

THE FUND'S TRUSTEES: GEORGE PUTNAM,* CHAIRMAN. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; JAMESON ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Chairman and Managing Director, First Reserve Corporation; RONALD J. JACKSON, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of Salem Hospital and the Peabody Essex Museum; ELIZABETH T. KENNAN, President Emeritus and Professor, Mount Holyoke College; LAWRENCE
J. LASSER,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; DONALD S. PERKINS,* Director of various corporations, including Cummins
Engine Company, Lucent Technologies, Inc.,    Springs
Industries, Inc. and Time Warner Inc.; GEORGE PUTNAM, III,*
President, New Generation Research, Inc.       ; A.J.C. SMITH,*
Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the fund, Putnam Management or Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS

CLASS A SHARES. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares - Class A shares" and "Distribution plans."

CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI. This discussion includes information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion also notes certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares - Class B shares" and "Distribution plans."

CLASS M SHARES. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

CLASS A SHARES

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    SALES CHARGE       AMOUNT OF
                             AS A PERCENTAGE OF:    SALES CHARGE
                             -------------------    REALLOWED TO
                                   NET              DEALERS AS A
AMOUNT OF TRANSACTION           AMOUNT  OFFERING   PERCENTAGE OF
AT OFFERING PRICE ($)         INVESTED     PRICE  OFFERING PRICE
-----------------------------------------------------------------

Under 50,000                    6.10%     5.75%         5.00%
50,000 but under 100,000        4.71      4.50          3.75
100,000 but under 250,000       3.63      3.50          2.75
250,000 but under 500,000       2.56      2.50          2.00
500,000 but under 1,000,000     2.04      2.00          1.75
-----------------------------------------------------------------
   No     initial sales charge    applies to     purchases of
class A shares of $1 million or more   ,     or    to
purchases by    employer-sponsored     retirement plans    that
have     at least 200 eligible employees.  However,         a
CDSC of 1.00% or 0.50%, respectively,    is     imposed    on
redemptions of these shares     within the first or second year
after purchase   , unless the             dealer of record waived
its commission with         Putnam Mutual    Funds' approval, or
unless the purchaser is a class A qualified benefit plan (a retirement plan for which Putnam Fiduciary Trust Company provides recordkeeping or other services in connection with the
purchase             of class A shares    ).

Class A qualified benefit plans may purchase class A shares with no initial sales charge. However, a CDSC of 1.00% is imposed on redemptions of these shares if, within two years of the
plan's     initial purchase    of class A shares, it redeems 90%
or more of its cumulative purchases. Thereafter, such a plan is no longer liable for any CDSC. Class A qualified benefit plans
that initially invest at least             $20 million in Putnam
funds and other investments managed by Putnam Management
   and     its affiliates    and that received a proposal
from     Putnam Mutual Funds    on or before April 15, 1997
   are not subject to any CDSC.

A class A     qualified    benefit     plan participating in a
"multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI.

   As decided in the SAI, Putnam Mutual Funds pays the dealer of record a commission of up to 1% on sales to Class A qualified benefit plans. Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales of class A shares to employer-sponsored retirement plans that have at least 200 eligible employees based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

CLASS B SHARES

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.


YEAR     1       2        3       4        5       6     7+
-------------------------------------------------------------
CHARGE  5%      4%       3%      3%       2%      1%     0%

   Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares.  These commissions are not paid on exchanges from other Putnam funds or
on sales to investors     exempt from the CDSC.

CLASS M SHARES

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 SALES CHARGE        AMOUNT OF
                              AS A PERCENTAGE OF:  SALES CHARGE
                              -------------------  REALLOWED TO
                                 NET               DEALERS AS A
AMOUNT OF TRANSACTION          AMOUNT  OFFERING    PERCENTAGE OF
AT OFFERING PRICE ($)         INVESTED   PRICE    OFFERING PRICE
-----------------------------------------------------------------

Under 50,000                     3.63%      3.50%      3.00%
50,000 but under 100,000         2.56       2.50       2.00
100,000 but under 250,000        1.52       1.50       1.00
250,000 but under 500,000        1.01       1.00       1.00
500,000 and above                None       None   None
-----------------------------------------------------------------

   Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Class M qualified benefit plans (retirement plans for which Putnam Fiduciary Trust Company provides recordkeeping or other services in connection with the purchase of class M shares) and members of qualified groups may also purchase class M shares without a sales charge.

GENERAL

YOU MAY BE ELIGIBLE TO BUY FUND SHARES AT REDUCED SALES CHARGES
   OR TO SELL SHARES WITHOUT A CDSC    .

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified
   benefit     plans and other plans. Descriptions are also
included in the order form and in the SAI.

The fund may sell class A, class B and class M shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, employee benefit plans of companies with more than 750 employees, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, the fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming         shares or transferring
shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in
redemption        or transfer.  Otherwise, payment may be delayed
until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

   In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

   The fund has adopted     distribution    plans to compensate
Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the
payments to dealers mentioned below.  The plans provide     for
payments by the fund to Putnam Mutual Funds at    annual rates
(expressed as a percentage     of average net assets    ) of up
to 0.35% on     class A    shares and 1.00% on class B and class
M     shares.  The Trustees currently limit payments    on
class A    and Class M shares to 0.25% and 0.75% of average net
assets, respectively.

Putnam Mutual Funds    compensates     qualifying dealers
(including, for this purpose, certain financial institutions)
   for     sales of         shares and the maintenance of
shareholder accounts.

   Putnam Mutual Funds makes quarterly     payments    to dealers
at the annual rate of up to 0.25% of     the average net asset
value of class A shares   .  The payments to dealers for shares
held by class A qualified benefit plans are made at reduced rates, as described in the SAI. Putnam Mutual Funds makes quarterly payments on all other shares at the annual rate of 0.20% of the average net asset value of class A shares outstanding as of December 31, 1989 and 0.25% of the average net asset value of shares acquired after that date (including shares acquired through reinvestment of distributions). No payments are
made during the first             year after purchase    on
shares purchased at net asset value by shareholders investing $1
million or more   or by employer-sponsored     retirement plans
   that have     at least 200 eligible employees   or that are
class A qualified benefit plans, unless the shareholder has
made arrangements with Putnam Mutual Funds and the dealer of
record    has     waived the sales commission.

        Putnam Mutual Funds makes quarterly payments to
dealers at the annual    rates     of    0.25% and 0.65%     of
the average net asset value of         class B and class M
   shares, respectively            .

    Putnam Mutual Funds may suspend or modify    its     payments
to dealers.          The payments are also subject to the
continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the fund any day the New York Stock
Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

SELLING SHARES DIRECTLY TO YOUR FUND. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

YOUR FUND GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES THE BUSINESS DAY AFTER YOUR REQUEST IS RECEIVED. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem
shares valued up to $100,000         unless you have notified
Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.



HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

THE FUND CALCULATES THE NET ASSET VALUE OF A SHARE OF EACH CLASS BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS LIABILITIES, BY THE NUMBER OF ITS SHARES OUTSTANDING. SHARES ARE VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE EACH DAY THE EXCHANGE IS OPEN.

Portfolio securities for which market quotations are readily available are stated at market value. Long-term corporate bonds and notes, for which market quotations are not considered readily available, are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of fund shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

The fund distributes net investment income quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting net capital gains distributions in additional shares without a sales charge; or

-   Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the fund. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the fund.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

STANDARD & POOR'S

BONDS

AAA -- Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC -- Debt rated 'BB', 'B' and 'CCC' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

   DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

MAKE THE MOST OF YOUR PUTNAM PRIVILEGES

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

SYSTEMATIC INVESTMENT PLAN

Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th, or 31st. The amount you choose will be automatically transferred each month from your checking or savings account.

SYSTEMATIC WITHDRAWAL

Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from your Putnam mutual fund account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE

Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

STATEMENT OF INTENTION

To reduce a front-end sales charge, you may agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your investment advisor should notify Putnam that a Statement of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll free at 1-800-225-1581.

PUTNAM FAMILY OF FUNDS*

PUTNAM GROWTH FUNDS

Putnam Asia Pacific Growth Fund
Putnam Capital Appreciation Fund
Putnam Diversified Equity Trust
Putnam Emerging Markets Fund
Putnam Europe Growth Fund
Putnam Global Growth Fund
Putnam Global Natural Resources Fund
Putnam Health Sciences Trust
Putnam International Growth Fund
Putnam International New Opportunities Fund
Putnam International Voyager Fund
Putnam Investors Fund
Putnam New Opportunities Fund
Putnam OTC & Emerging Growth Fund+
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

PUTNAM GROWTH AND INCOME FUNDS

Putnam Balanced Retirement Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Putnam Growth and Income Fund II
Putnam International Growth and Income Fund
Putnam New Value Fund
Putnam Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Diversified Income Trust II
Putnam Federal Income Trust
Putnam Global Governmental Income Trust
Putnam High Yield Advantage Fund
Putnam High Yield Total Return Fund
Putnam High Yield Trust++
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam Preferred Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Municipal Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund
Putnam State tax-free income funds+++
    Arizona, California, Florida, Massachusetts, Michigan,
    Minnesota, New Jersey, New York, Ohio, and Pennsylvania

LIFESTAGE(SM) FUNDS
Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments seeking to help maximize your return and reduce your risk.
THE THREE PORTFOLIOS:
Balanced Portfolio
Conservative Portfolio
Growth Portfolio

PUTNAM MONEY MARKET FUNDS**
Putnam Money Market Fund
Putnam California Tax Exempt Money Market Fund
Putnam New York Tax Exempt Money Market Fund
Putnam Tax Exempt Money Market Fund

*As of 1/1/97.
+Formerly Putnam OTC Emerging Growth Fund.
++Closed to new investors.
+++Not available in all states.
**Investments in money market funds are neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a steady net asset value of $1.00 per share, although there is no assurance this net asset value will be maintained in the future.

Please call your financial advisor or Putnam to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Read it carefully before you invest or send money.

GLOSSARY OF TERMS


BOND          An IOU issued by a government or corporation that
              usually pays interest.
-----------------------------------------------------------------
CAPITAL       A rise in an investment's principal value. Also
APPRECIATION  used to describe the investment objective of a mutual fund whose primary criterion for choosing
              securities is the potential to rise in value rather
              than to provide dividend income.
-----------------------------------------------------------------
CAPITAL       A profit or loss on the sale of securities
GAIN/LOSS     (generally stocks   or bonds).
-----------------------------------------------------------------
CLASS A, B,   Types of shares, each class offering investors a
M SHARES      different way to pay sales charges and distribution
              fees. A fund's prospectus explains the availability
              and attributes of each type.
-----------------------------------------------------------------
COMMON        A unit of ownership of a corporation.
STOCK
-----------------------------------------------------------------
CONTINGENT    A charge applied at the time of redemption of
DEFERRED      certain mutual fund shares, rather than at
SALES         the time of purchase. A fund's CDSC generally
CHARGE        declines each year after purchase, until it no
(CDSC)        longer applies.
-----------------------------------------------------------------
DECLARATION   The date on which the Trustees approve the amount
DATE          of a mutual fund's next distribution.
-----------------------------------------------------------------
DISTRIBUTION  A payment from a mutual fund to shareholders. It may include interest from bonds and dividends from
              stocks (dividend distributions). It may also
              include profits from the sale of securities from
              the fund's portfolio (capital gains distributions).
-----------------------------------------------------------------
DIVIDEND      For mutual fund shares, a payment derived solely
              from dividends or interest paid on securities held
              in the portfolio (i.e. not including capital
              gains).
-----------------------------------------------------------------
EQUITY        Securities representing ownership in a corporation.
SECURITIES    Common stock and preferred stock are equity
              securities.
-----------------------------------------------------------------
EX-DIVIDEND   The date on or after which a new shareholder will
DATE          not receive the fund's next distribution. For
              Putnam funds, it is the same as the record date.
-----------------------------------------------------------------
NET ASSET     The value of one share of a mutual fund
VALUE (NAV)   without regard to sales charges. Some bond funds
              aim for a steady NAV, representing stability; most
              stock funds aim to raise NAV, representing growth
              in the value of an investment.
-----------------------------------------------------------------
PAYABLE DATE  The date on which a mutual fund pays its
              distributions to shareholders.
-----------------------------------------------------------------
PUBLIC        The purchase price of one class A share or class M
OFFERING      share of a mutual fund, including the applicable
PRICE         up-front sales charge.
(POP)
-----------------------------------------------------------------
RECORD DATE   The date used to determine which shareholders are
              entitled to a distribution. After the record date,
              shares are sold "ex-dividend," or without the
              dividend. For Putnam funds, the ex-dividend date is
              the same as the record date.
-----------------------------------------------------------------
TOTAL RETURN  A measure of performance showing the change in the value of an investment over a given period,
              assuming all earnings are reinvested.
-----------------------------------------------------------------
YIELD         The percentage rate at which a fund has earned
              income from its investments over the indicated period. "Dividend rate" is a current return that includes interest and dividend income, net of all fund expenses. "Distribution rate" is a current return that includes short-term capital gains, as well as net investment income. "SEC yield" is a current return based on net investment income over a recent 30-day period, computed on a yield-to-maturity basis, which may differ from net investment income as determined for financial reporting purposes. All of these returns are calculated by annualizing the dividends or distributions over the indicated period and dividing by the price of a share at the end of the period.

THE GEORGE PUTNAM FUND OF BOSTON

One Post Office Square
Boston, MA  02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
160 Federal Street
Boston, MA  02110

PUTNAMINVESTMENTS
       One Post Office Square
       Boston, Massachusetts 02109
       Toll-free 1-800-225-1581

THE GEORGE PUTNAM FUND OF BOSTON
ONE POST OFFICE SQUARE, BOSTON, MA 02109
CLASS A SHARES
INVESTMENT STRATEGY: GROWTH AND INCOME
PROSPECTUS - NOVEMBER 30, 1996

   , AS REVISED MAY 30, 1997

This prospectus explains concisely what you should know before investing in class A shares of The George Putnam Fund of Boston (the "fund") which are offered without a sales charge through
eligible employer-sponsored         qualified    benefit
plans. Please read it carefully and keep it for future reference. You can find more detailed information about the fund in the November 30, 1996 statement of additional information (the "SAI"), as amended from time to time. For a free copy of the SAI, or for other information, including a prospectus regarding class A shares for other investors, call Putnam Investor Services at 1-800-752-9894. The SAI has been filed with the Securities
and Exchange Commission    (the "Commission")     and is
incorporated into this prospectus by reference.     The
Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        PUTNAMINVESTMENTS

                        PUTNAM DEFINED
                        CONTRIBUTION PLANS

ABOUT THE FUND

    Expenses summary.....................................
    Financial highlights.................................
    Objective............................................
    How the fund pursues its objective...................
         Risk factors....................................
    How performance is shown.............................
    How the fund is managed..............................
    Organization and history.............................

ABOUT YOUR INVESTMENT

    How to buy shares....................................
    Distribution plan....................................
    How to sell shares...................................
    How to exchange shares...............................
    How the fund values its shares.......................
    How the fund makes distributions to shareholders; tax
     information.........................................

ABOUT PUTNAM INVESTMENTS, INC.............................

APPENDIX
Securities ratings........................................

ABOUT THE FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes expenses attributable to class A shares based on the fund's most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment in class A shares over specified periods.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management fees                                           0.55%
12b-1 fees                                                0.25%
Other expenses                                            0.34%
Total fund operating expenses                             1.14%

The table is provided to help you understand the expenses of investing in the fund and your share of the operating expenses that the fund incurs. The expenses shown in the table do not reflect the application of credits that reduce fund expenses. The annual management fees shown in the table have been restated to reflect an increase in the management fees payable to Putnam Investment Management, Inc., the fund's investment manager ("Putnam Management"). Actual management fees were 0.36% and total fund operating expenses were 0.95%.

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

    1    3             5           10
  year years         years        years

   $12  $36           $63         $139

The example does not represent past or future expense levels and actual expenses may be greater or less than those shown. Federal regulations require the example to assume a 5% annual return, but actual annual return varies. The example does not reflect any charges or expenses related to your employer's plan.

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A shares. This information has been derived from the fund's financial statements, which have been audited and reported on by the fund's independent accountants. The "Report of independent accountants" and financial statements included in the fund's annual report to shareholders for the 1996 fiscal year are incorporated by reference into this prospectus. The fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)





                      YEAR ENDED JULY 31
                                    1996      1995
1994                                1993      1992      1991

                                 CLASS A
NET ASSET VALUE, BEGINNING
OF PERIOD                         $14.90    $13.52
$14.24                            $14.24    $13.52    $13.39

INVESTMENT OPERATIONS:
NET INVESTMENT INCOME                .63       .63
 .59                                  .62       .64       .69

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS          1.50      1.63
(.11)                                .52      1.12       .64

TOTAL FROM INVESTMENT OPERATIONS    2.13      2.26
 .48                                 1.14      1.76      1.33

LESS DISTRIBUTIONS FROM:
NET INVESTMENT INCOME              (.58)     (.56)
(.58)                              (.66)     (.68)     (.68)

NET REALIZED GAIN
ON INVESTMENTS                     (.63)     (.32)
(.62)                              (.48)     (.36)     (.52)

TOTAL DISTRIBUTIONS               (1.21)     (.88)
(1.20)                            (1.14)    (1.04)    (1.20)

NET ASSET VALUE, END OF PERIOD    $15.82    $14.90
$13.52                            $14.24    $14.24    $13.52

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(A)             14.75     17.73
3.46                                8.64     13.68     11.28

NET ASSETS, END OF PERIOD
(IN THOUSANDS)               $1,515,260 $1,036,674
$913,171                        $772,540  $622,129  $479,287

RATIO OF EXPENSES TO
AVERAGE NET ASSETS (%)(B)            .95       .91
 .95                                  .90      1.06       .94

RATIO OF NET INVESTMENT
INCOME TO AVERAGE
NET ASSETS (%)                      4.07      4.58
4.15                                4.34      4.62      5.42

PORTFOLIO TURNOVER (%)            119.44    102.57
100.69                             89.22     78.90     64.98

(A) TOTAL INVESTMENT RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
(B) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED JULY 31, 1996 INCLUDES AMOUNTS PAID THROUGH BROKERAGE SERVICE AND EXPENSE OFFSET ARRANGEMENTS. PRIOR PERIOD RATIOS EXCLUDE THESE AMOUNTS.
(C) NOT ANNUALIZED.

FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             SEVEN
                                    YEAR    MONTHS
                                   ENDED     ENDED
                                 JULY 31   JULY 31
                  YEAR ENDED DECEMBER 31
                                    1990      1989
1988                                1987

                                       CLASS A

NET ASSET VALUE, BEGINNING
OF PERIOD                         $14.32    $12.32
$11.91                            $14.66


INVESTMENT OPERATIONS:
NET INVESTMENT INCOME                .75       .45
 .73                                  .71

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS           .02      1.88
 .68                                (.03)

TOTAL FROM INVESTMENT OPERATIONS     .77      2.33
1.41                                 .68

LESS DISTRIBUTIONS FROM:
NET INVESTMENT INCOME              (.82)     (.33)
(.72)                              (.80)

NET REALIZED GAIN
ON INVESTMENTS                     (.88)        --
(.28)                             (2.63)

TOTAL DISTRIBUTIONS               (1.70)     (.33)
(1.00)                            (3.43)

NET ASSET VALUE, END OF PERIOD    $13.39    $14.32
$12.32                            $11.91

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(A)              5.86  19.21(C)
12.10                               3.72

NET ASSETS, END OF PERIOD
(IN THOUSANDS)                  $442,964  $430,568
$387,186                        $384,213

RATIO OF EXPENSES TO
AVERAGE NET ASSETS (%)(B)            .84    .48(C)
 .73                                  .71

RATIO OF NET INVESTMENT
INCOME TO AVERAGE
NET ASSETS (%)                      5.52   3.41(C)
5.82                                4.86

PORTFOLIO TURNOVER (%)             70.54  52.82(C)
139.28                            129.94

OBJECTIVE

THE GEORGE PUTNAM FUND OF BOSTON SEEKS TO PROVIDE A BALANCED INVESTMENT COMPOSED OF A WELL-DIVERSIFIED PORTFOLIO OF STOCKS AND BONDS WHICH WILL PRODUCE BOTH CAPITAL GROWTH AND CURRENT INCOME. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

BASIC INVESTMENT STRATEGY

IN SEEKING ITS OBJECTIVE, THE FUND MAY INVEST IN ALMOST ANY TYPE OF SECURITY OR NEGOTIABLE INSTRUMENT, INCLUDING CASH OR MONEY MARKET INSTRUMENTS. The fund's portfolio will include some securities selected primarily to provide for capital protection, others selected for dependable income and still others for growth in value. The proportion invested in each type of security is not fixed, although ordinarily no more than 75% of the fund's assets consist of common stocks and that portion of convertible securities attributable to conversion rights. The fund may, however, at times invest more than 75% of its assets in such securities if Putnam Management determines that unusual market or economic conditions make it appropriate to do so.

ALTERNATIVE INVESTMENT STRATEGIES

At times Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times Putnam Management may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, the fund may concentrate its investments in debt securities, preferred stocks, cash or money market instruments or invest in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies will be used.

FOREIGN INVESTMENTS

The fund may invest         in securities    of foreign issuers
that are not actively     traded in    U.S.     markets.
   These     foreign    investments involve certain special risks
described below.

Foreign     securities are normally denominated and traded in
foreign currencies   .  As a result    , the    value     of the
fund's    foreign investments and the value of its shares     may
be affected favorably or unfavorably by    changes in
currency exchange rates    relative to the U.S. dollar.
         The fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

   Investments in foreign securities may subject the fund to other risks as well. For example, there may be less
information    publicly available about a foreign issuer than
about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The
securities of some             foreign    issuers are less liquid
and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the
recovery     of the fund's    assets held abroad) and expenses
not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above are typically increased in connection with investments in less developed and developing nations, which are sometimes referred to as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The fund expects that its investments in foreign securities generally will not exceed 20% of its total assets, although the fund's investments in foreign securities may exceed this
amount     from time to time.     Certain of the foregoing risks
may also apply to some extent to securities of U.S. issuers that
are denominated in             foreign    currencies or that are
traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

For more information about foreign securities     and the risks
        associated with    investment in such securities, see
the SAI.

PORTFOLIO TURNOVER

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."


RISK FACTORS

INVESTMENTS IN FIXED-INCOME SECURITIES. The fund may invest in both higher-rated and lower-rated fixed-income securities. The values of fixed-income securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fund's fixed-income securities. Conversely, during periods of rising interest rates, the value of the fund's fixed-income securities will generally decline. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

    Changes by recognized rating services in their ratings of
   a     fixed-income security and    changes     in the ability
of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from such securities, but will affect the fund's net asset value.

   INVESTORS SHOULD CONSIDER CAREFULLY THEIR ABILITY TO ASSUME
THE RISKS OF OWNING SHARES OF A MUTUAL FUND THAT MAY INVEST
IN     SECURITIES    IN THE LOWER RATING CATEGORIES    .

The fund will invest in securities rated at         least B by
   a nationally recognized securities rating agency, such as
Standard & Poor's ("S&P") or     Moody's Investors Service, Inc.
("Moody's")    , or     unrated securities    that     Putnam
Management determines are of comparable quality.     The
foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any
agency.      Securities rated B    (and comparable unrated
securities)     are predominantly speculative and have large
uncertainties or major risk exposures to adverse conditions.
Securities rated lower than Baa    or BBB (and     comparable
   unrated securities)     are sometimes referred to as "junk
bonds." The rating services' descriptions of securities in the various rating categories, including the speculative characteristics of securities in the lower rating categories, are
   included     in the    appendix     to this prospectus.

The table below shows the percentages of    fund     assets
invested during fiscal 1996 in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to
comparable rating categories by    another rating agency    , and
in unrated securities determined by Putnam Management to be of comparable quality.

                                          UNRATED SECURITIES
                   RATED SECURITIES,    OF COMPARABLE QUALITY,
                   AS PERCENTAGE OF        AS PERCENTAGE OF
RATING                 NET ASSETS             NET ASSETS

"AAA"                   23.65%                   0.14%
"AA"                     1.54%                    --
"A"                      1.88%                   0.08%
"BBB"                    3.55%                   0.11%
"BB"                     2.63%                   0.51%
"B"                      2.38%                    --
"CCC"                    0.08%                    --
                        ------                   -----
Total                   35.71%                   0.84%
                       =======                   =====

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When the fund invests in securities in the lower rating categories, the achievement of its goals is more dependent on Putnam Management's ability than would be the case if it were investing in securities in the higher rating categories.

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.
However, Putnam Management will    monitor the investment to
determine     whether    continued investment in the     security
   will assist in meeting the fund's investment objective.

At times, a substantial portion of fund assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam Management believes it advisable to do so or the fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

In order to enforce its rights in the event of a default of these securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect its net asset value.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are also subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.

Even though such bonds do not pay current interest in cash, the fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities share some of the risk factors discussed above with respect to lower-rated securities.

FOR ADDITIONAL INFORMATION CONCERNING THE RISKS ASSOCIATED WITH
INVESTING IN SECURITIES IN THE LOWER RATING CATEGORIES, SEE THE
SAI.

FUTURES AND OPTIONS

THE FUND MAY BUY AND SELL STOCK INDEX FUTURES CONTRACTS. An "index future" is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time the fund enters into and terminates an index future transaction, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or selling index futures, the fund may buy and sell call and put options on index futures or stock indexes. The fund may engage in index futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.

THE USE OF INDEX FUTURES AND RELATED OPTIONS INVOLVES CERTAIN
SPECIAL RISKS.  FUTURES AND OPTIONS TRANSACTIONS INVOLVE COSTS
AND MAY RESULT IN LOSSES.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by the fund, of the underlying stock index and, in the case of hedging transactions, of the securities that are the subject of the hedge. The successful use of the strategies described above further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from the potential inability to close out index futures or options positions. There can be no assurance that a liquid secondary market will exist for any index future or option at any particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of index futures and options transactions.

A MORE DETAILED EXPLANATION OF INDEX FUTURES AND OPTIONS
TRANSACTIONS, INCLUDING THE RISKS ASSOCIATED WITH THEM, IS
INCLUDED IN THE SAI.

OTHER INVESTMENT PRACTICES

THE FUND MAY ALSO ENGAGE IN THE FOLLOWING INVESTMENT PRACTICES,
EACH OF WHICH INVOLVES CERTAIN SPECIAL RISKS.  THE SAI CONTAINS
MORE DETAILED INFORMATION ABOUT THESE PRACTICES, INCLUDING
LIMITATIONS DESIGNED TO REDUCE THESE RISKS.

OPTIONS. The fund may seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest. The fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When the fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund may also buy and sell put and call options including, combinations of put and call options on the same underlying security. The aggregate value of the securities underlying the options may not exceed 25% of fund assets. The use of these strategies may be limited by applicable law.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS. The fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements without limit. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the fund if the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

DIVERSIFICATION

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

DERIVATIVES

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP TO LIMIT INVESTMENT RISKS FOR THE FUND'S SHAREHOLDERS. These restrictions prohibit the fund from acquiring, with respect to 75% of its total assets, more than 10% of the voting securities of any one issuer.* They also prohibit the fund from investing more than:

(a) (with respect to 75% of its total assets) 5% of its total assets in securities of any one issuer other than the U.S.
government;*

(b) 25% of its total assets in any one industry (other than securities of the U.S. government, its agencies or instrumentalities);* or

   (c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental policies. See the SAI for the full text of these policies and other fundamental policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change the fund's investment objective without shareholder approval.



HOW PERFORMANCE IS SHOWN

FUND ADVERTISEMENTS MAY, FROM TIME TO TIME, INCLUDE PERFORMANCE INFORMATION. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

"Total return" for the one-, five- and ten-year periods (or for the life of class A shares, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge would be reduced if the sales charge were used.

ALL DATA ARE BASED ON THE FUND'S PAST INVESTMENT RESULTS AND DO
NOT PREDICT FUTURE PERFORMANCE.

Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The fund's performance may be compared to that of various indexes. See the SAI. Because
shares sold through eligible         qualified    benefit
plans are sold without a sales charge, quotations of investment performance reflecting the deduction of a sales charge will be lower than the actual investment performance of shares purchased through such plans.

HOW THE FUND IS MANAGED

THE TRUSTEES ARE RESPONSIBLE FOR GENERALLY OVERSEEING THE CONDUCT OF FUND BUSINESS. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The fund pays Putnam Management a quarterly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                          Business experience
    Year                  (at least 5 years)
    ----                  ----------------------------

Edward P. Bousa                     Employed as an investment
Senior Vice President     1994      professional by Putnam
                          Management since October,
                              1992.  Prior to October,
                          1992, Mr. Bousa was Vice
                          President and Portfolio
                          Manager at Fidelity
                          Investments.

   Robert M. Paine                  Employed as an investment
Senior Vice President
   1996                   professional by Putnam
                          Management since
   1987.

   Kenneth J. Taubes                Employed as an investment
Senior Vice President
   1993                   professional by Putnam
                          Management since
   1991    .

The fund pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

The George Putnam Fund of Boston is a Massachusetts business trust organized on November 1, 1937. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest, $1.00 par value, which may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only class A shares are offered by this prospectus. The fund also offers other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

THE FUND'S TRUSTEES: GEORGE PUTNAM,* CHAIRMAN. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; JAMESON ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Chairman and Managing Director, First Reserve Corporation; RONALD J. JACKSON, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of Salem Hospital and the Peabody Essex Museum; ELIZABETH T. KENNAN, President Emeritus and Professor, Mount Holyoke College; LAWRENCE
J. LASSER,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; DONALD S. PERKINS,* Director of various corporations, including Cummins
Engine Company, Lucent Technologies, Inc.,    Springs
Industries, Inc. and Time Warner Inc.; GEORGE PUTNAM, III,*
President, New Generation Research, Inc.       ; A.J.C. SMITH,*
Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the fund, Putnam Management or Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

HOW TO BUY SHARES

All orders to purchase shares must be made through your

employer's         retirement
 plan.  For more information about
how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please
consult your employer.  Shares are sold to eligible    employer-
sponsored     retirement plans at the net asset value per share
next determined after receipt of an order by Putnam Mutual Funds. Orders must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to
receive that day's net asset value.  A    class A     qualified
   benefit plan (an employer-sponsored     retirement plan    for
which Putnam Fiduciary Trust Company provides recordkeeping or
other services)     is eligible to purchase fund shares at net
asset value    beginning two years after the plan's initial
purchase of class A shares.  A class A qualified benefit plan
that initially invested     at least $20 million in Putnam funds
and other investments managed by Putnam Management    or     its
affiliates and    that received a proposal from Putnam Mutual
Funds
on or before
 April 15, 1997 may     purchase fund shares at
net asset value    without regard to this two-year period.  An
employer-sponsored retirement plan, other than a class A qualified benefit plan, is eligible to purchase fund shares at
net asset value     if its investment in class A shares is at
least $1 million   , or it has at least 200 eligible
employees,     and the dealer of record waives its commission
with the consent of Putnam Mutual Funds.     Employer-
sponsored     retirement plans participating in a "multi-fund"
program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A
shares at net asset value.     Employer-sponsored     plans may
make additional investments of any amount at any time. To eliminate the need for safekeeping, the fund will not issue certificates for your shares.


On sales    to class A     qualified    benefit plans    , Putnam
Mutual Funds    makes payments to the dealer of record on net
monthly purchases at rates of up to 1.00%. See the SAI for more information about the rates at which sales commissions are paid.


DISTRIBUTION PLAN

The    fund has adopted a distribution plan to compensate Putnam
Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to
dealers mentioned below.  The     plan provides for payments by
the fund to Putnam Mutual Funds at the annual rate    (expressed
as a percentage     of average net assets    ) of up to 0.35%
on     class A shares.  The Trustees currently limit payments
under the         plan to the annual rate of 0.25%        .

Putnam Mutual Funds    compensates     qualifying dealers
(including, for this purpose, certain financial institutions)
   for     sales of         shares and the maintenance of
shareholder accounts   at the annual rate of up to 0.25% of
the average net asset value of class A shares   .  The payments
to dealers for shares held by class A qualified benefit plans are made at reduced rates, as described in the SAI.
Putnam Mutual Funds    makes             quarterly payments    on
all other shares     at the annual rate of 0.20% of    the
average net asset value    of class A     shares outstanding as
of December 31, 1989 and 0.25% of    the     average net asset
value    of     shares acquired after that date (including shares
acquired through reinvestment of distributions).

        Putnam Mutual Funds may suspend or modify    its
payments to dealers.          The payments are also subject to
the continuation of the    relevant     distribution plan, the
terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

SUBJECT TO ANY RESTRICTIONS IMPOSED BY YOUR EMPLOYER'S PLAN, YOU CAN SELL YOUR SHARES THROUGH THE PLAN TO THE FUND ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN. For more information about how to sell shares of the fund through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next net asset value calculated after the fund receives the request in proper form. All requests must be received by the fund prior to the close of regular trading on the New York Stock
Exchange in order to receive that day's net asset value.   If
your plan sells shares having a net asset value of $100,000 or more, signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

THE FUND GENERALLY PROVIDES PAYMENT FOR REDEEMED SHARES THE BUSINESS DAY AFTER THE REQUEST IS RECEIVED. Under unusual circumstances, the fund may suspend redemptions or postpone payment for more than seven days, as permitted by federal securities law. The fund will only redeem shares for which it has received payment.

HOW TO EXCHANGE SHARES

Subject to any restrictions contained in your plan, you can exchange your shares for shares of other Putnam funds available through your plan at net asset value. Contact your plan administrator or Putnam Investor Services for more information on how to exchange your shares or how to obtain prospectuses of other Putnam funds in which you may invest.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

THE FUND CALCULATES THE NET ASSET VALUE OF A SHARE OF EACH CLASS BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS LIABILITIES, BY THE NUMBER OF ITS SHARES OUTSTANDING. SHARES ARE VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE EACH DAY THE EXCHANGE IS OPEN.

Portfolio securities for which market quotations are readily available are stated at market value. Long-term corporate bonds and notes, for which market quotations are not considered readily available, are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of fund shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

The fund distributes net investment income quarterly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

The terms of your plan will govern how your plan may receive distributions from the fund. Generally, periodic distributions from the fund to your plan are reinvested in additional fund shares, although your plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If another option is not selected, all distributions will be reinvested in additional fund shares.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis. Generally, fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxable as such regardless of how long you have held your shares. However,
distributions by the fund to employer-sponsored         qualified
   benefit     plans that qualify for tax-exempt treatment under
federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Defined Contribution Plans is a division of Putnam Mutual Funds. Putnam Fiduciary Trust Company is the fund's custodian. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the fund's investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are located at One Post Office Square, Boston, Massachusetts 02109 and are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -         Bonds which are rated CAA are of poor standing.
Such issues may be in default or there may be present elements of danger with respect to principal or interest.

STANDARD & POOR'S

BONDS

AAA -- Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC -- Debt rated 'BB', 'B' and 'CCC' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

   DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

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